Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 47,449	$ 31,468
Restricted cash	0	18,323
Accounts receivable	18,090	14,836
Prepaids and other	4,745	1,772
Product inventory	11,474	19,602
Current assets	81,758	86,001
Non-Current
Intangible exploration and evaluation assets	41,478	105,869
Petroleum and natural gas assets	200,981	210,027
Other assets	3,485	4,245
Assets	327,702	406,142
Current
Accounts payable and accrued liabilities	27,104	24,529
Convertible debentures	0	72,655
Derivative commodity contracts	4,015	0
Current portion of note payable	0	5,581
Current liabilities	31,119	102,765
Non-Current
Derivative commodity contracts	3,955	0
Note payable	0	5,581
Long-term debt	69,999	0
Asset retirement obligation	12,332	12,099
Other long-term liabilities	290	381
Liabilities	117,695	120,826
SHAREHOLDERS’ EQUITY
Share capital	152,084	152,084
Accumulated other comprehensive income	2,793	0
Contributed surplus	23,329	22,695
Retained earnings	31,801	110,537
Equity	210,007	285,316
Equity and liabilities	$ 327,702	$ 406,142